Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost
As at January 1	$ 151,815	$ 146,296
Additions	9,926	10,393
Disposals	(767)	(810)
Exchange differences	7,158	(4,064)
As at December 31	168,132	151,815	$ 146,296
Accumulated depreciation and impairment
As at January 1	59,317	46,569
Depreciation	11,998	12,070
Impairment	89	2,915	3,678
Disposals	(760)	(800)
Exchange differences	2,865	(1,437)
As at December 31	73,509	59,317	46,569
Net book value	94,623	92,498
Buildings
Cost
As at January 1	58,344	56,722
Transfers		3,256
Exchange differences	2,752	(1,634)
As at December 31	61,096	58,344	56,722
Accumulated depreciation and impairment
As at January 1	5,148	2,270
Depreciation	2,988	3,002
Exchange differences	309	(124)
As at December 31	8,445	5,148	2,270
Net book value	52,651	53,196
Leasehold improvements
Cost
As at January 1	18,157	17,852
Additions	6	96
Disposals	(97)
Transfers	8,166	673
Exchange differences	971	(464)
As at December 31	27,203	18,157	17,852
Accumulated depreciation and impairment
As at January 1	16,214	15,168
Depreciation	1,783	1,278
Impairment		171
Disposals	(97)
Exchange differences	722	(403)
As at December 31	18,622	16,214	15,168
Net book value	8,581	1,943
Plant and equipment
Cost
As at January 1	26,093	23,484
Additions	62	669
Disposals		(48)
Transfers	1,758	2,700
Exchange differences	1,279	(712)
As at December 31	29,192	26,093	23,484
Accumulated depreciation and impairment
As at January 1	9,723	5,463
Depreciation	1,997	2,505
Impairment	54	2,012
Disposals		(42)
Exchange differences	502	(215)
As at December 31	12,276	9,723	5,463
Net book value	16,916	16,370
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	41,953	39,817
Additions	2,251	1,696
Disposals	(670)	(762)
Transfers	4,078	2,265
Exchange differences	1,945	(1,063)
As at December 31	49,557	41,953	39,817
Accumulated depreciation and impairment
As at January 1	28,232	23,668
Depreciation	5,230	5,285
Impairment	35	732
Disposals	(663)	(758)
Exchange differences	1,332	(695)
As at December 31	34,166	28,232	23,668
Net book value	15,391	13,721
Construction in progress
Cost
As at January 1	7,268	8,421
Additions	7,607	7,932
Transfers	(14,002)	(8,894)
Exchange differences	211	(191)
As at December 31	1,084	7,268	$ 8,421
Accumulated depreciation and impairment
Net book value	$ 1,084	$ 7,268